Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000238721 | FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000238721 | FR_BJH4V1906
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000238721 | FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000238721 | FR_ACI2D6BG6
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000238721 | FR_B233HS907
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000238721 | FR_613340900
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000238721 | FR_610102907
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000238721 | FR_ACI0YJ394
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238721 | FR_B2QKXW907
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238721 | FR_BD5CPP908
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238721 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	26.90%
C000238721 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	20.20%
C000238721 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	13.70%
C000238721 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	10.30%
C000238721 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	9.10%
C000238721 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	8.90%
C000238721 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	4.60%
C000238721 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	4.00%
C000238721 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	2.30%
C000092796 | FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000092796 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000092796 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000092796 | FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000092796 | FR_B16CYP903
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000092796 | FR_ACI14YZ22
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000092796 | FR_644232902
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000092796 | FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000092796 | FR_BLLHKZ904
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000092796 | FR_01609W102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000092796 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.00%
C000092796 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	22.50%
C000092796 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	13.10%
C000092796 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	1.70%
C000092796 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.50%
C000092796 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	15.50%
C000092796 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	1.70%
C000092796 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	17.10%
C000092796 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.70%
C000092796 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.20%
C000130053 | FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000130053 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000130053 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000130053 | FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000130053 | FR_B16CYP903
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000130053 | FR_ACI14YZ22
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000130053 | FR_644232902
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000130053 | FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000130053 | FR_BLLHKZ904
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000130053 | FR_01609W102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000130053 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.00%
C000130053 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	22.50%
C000130053 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	13.10%
C000130053 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	1.70%
C000130053 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.50%
C000130053 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	15.50%
C000130053 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	1.70%
C000130053 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	17.10%
C000130053 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.70%
C000130053 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.20%
C000089294 | FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000089294 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000089294 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000089294 | FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000089294 | FR_B16CYP903
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000089294 | FR_ACI14YZ22
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089294 | FR_644232902
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000089294 | FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000089294 | FR_BLLHKZ904
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089294 | FR_01609W102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089294 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.00%
C000089294 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	22.50%
C000089294 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	13.10%
C000089294 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	1.70%
C000089294 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.50%
C000089294 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	15.50%
C000089294 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	1.70%
C000089294 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	17.10%
C000089294 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.70%
C000089294 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.20%
C000089292 | FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000089292 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000089292 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000089292 | FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000089292 | FR_B16CYP903
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000089292 | FR_ACI14YZ22
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089292 | FR_644232902
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000089292 | FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000089292 | FR_BLLHKZ904
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089292 | FR_01609W102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089292 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.00%
C000089292 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	22.50%
C000089292 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	13.10%
C000089292 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	1.70%
C000089292 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.50%
C000089292 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	15.50%
C000089292 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	1.70%
C000089292 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	17.10%
C000089292 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.70%
C000089292 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.20%
C000089295 | FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000089295 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000089295 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000089295 | FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000089295 | FR_B16CYP903
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000089295 | FR_ACI14YZ22
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089295 | FR_644232902
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000089295 | FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000089295 | FR_BLLHKZ904
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089295 | FR_01609W102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089295 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.00%
C000089295 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	22.50%
C000089295 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	13.10%
C000089295 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	1.70%
C000089295 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.50%
C000089295 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	15.50%
C000089295 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	1.70%
C000089295 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	17.10%
C000089295 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.70%
C000089295 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.20%
C000114592 | FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000114592 | FR_BJH4V1906
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000114592 | FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000114592 | FR_ACI2D6BG6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000114592 | FR_B233HS907
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000114592 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000114592 | FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000114592 | FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000114592 | FR_620512905
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000114592 | FR_B3DF0Y902
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000114592 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.00%
C000114592 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	25.20%
C000114592 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	13.70%
C000114592 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	5.90%
C000114592 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	6.40%
C000114592 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	6.20%
C000114592 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	3.70%
C000114592 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	3.20%
C000114592 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	9.30%
C000114592 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.40%
C000114592 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.00%
C000163724 | FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000163724 | FR_BJH4V1906
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000163724 | FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000163724 | FR_ACI2D6BG6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000163724 | FR_B233HS907
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000163724 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000163724 | FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000163724 | FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000163724 | FR_620512905
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000163724 | FR_B3DF0Y902
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000163724 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.00%
C000163724 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	25.20%
C000163724 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	13.70%
C000163724 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	5.90%
C000163724 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	6.40%
C000163724 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	6.20%
C000163724 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	3.70%
C000163724 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	3.20%
C000163724 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	9.30%
C000163724 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.40%
C000163724 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.00%
C000114590 | FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000114590 | FR_BJH4V1906
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000114590 | FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000114590 | FR_ACI2D6BG6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000114590 | FR_B233HS907
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000114590 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000114590 | FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000114590 | FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000114590 | FR_620512905
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000114590 | FR_B3DF0Y902
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000114590 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.00%
C000114590 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	25.20%
C000114590 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	13.70%
C000114590 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	5.90%
C000114590 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	6.40%
C000114590 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	6.20%
C000114590 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	3.70%
C000114590 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	3.20%
C000114590 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	9.30%
C000114590 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.40%
C000114590 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.00%
C000114589 | FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000114589 | FR_BJH4V1906
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000114589 | FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000114589 | FR_ACI2D6BG6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000114589 | FR_B233HS907
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000114589 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000114589 | FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000114589 | FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000114589 | FR_620512905
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000114589 | FR_B3DF0Y902
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000114589 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.00%
C000114589 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	25.20%
C000114589 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	13.70%
C000114589 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	5.90%
C000114589 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	6.40%
C000114589 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	6.20%
C000114589 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	3.70%
C000114589 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	3.20%
C000114589 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	9.30%
C000114589 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.40%
C000114589 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.00%
C000114591 | FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000114591 | FR_BJH4V1906
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000114591 | FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000114591 | FR_ACI2D6BG6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000114591 | FR_B233HS907
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000114591 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000114591 | FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000114591 | FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000114591 | FR_620512905
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000114591 | FR_B3DF0Y902
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000114591 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.00%
C000114591 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	25.20%
C000114591 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	13.70%
C000114591 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	5.90%
C000114591 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	6.40%
C000114591 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	6.20%
C000114591 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	3.70%
C000114591 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	3.20%
C000114591 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	9.30%
C000114591 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.40%
C000114591 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.00%
C000238741 | Sartorius Stedim Biotech
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000238741 | Cellnex Telecom SA
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000238741 | Boeing Co.
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000238741 | Ashtead Group PLC
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000238741 | Toast, Inc.
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000238741 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000238741 | Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238741 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238741 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238741 | PACCAR, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238741 | Allstate Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000238741 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000238741 | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000238741 | Osaka Gas Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000238741 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000238741 | SectorFinancials
Holdings [Line Items]
Percent of Total Long Exposure	15.80%
Percent of Total Short Exposure	(10.70%)
C000238741 | SectorInformation technology
Holdings [Line Items]
Percent of Total Long Exposure	15.70%
Percent of Total Short Exposure	(11.80%)
C000238741 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Long Exposure	4.10%
Percent of Total Short Exposure	(5.90%)
C000238741 | SectorReal estate
Holdings [Line Items]
Percent of Total Long Exposure	3.50%
Percent of Total Short Exposure	(3.60%)
C000238741 | SectorIndustrials
Holdings [Line Items]
Percent of Total Long Exposure	18.00%
Percent of Total Short Exposure	(18.50%)
C000238741 | SectorUtilities
Holdings [Line Items]
Percent of Total Long Exposure	6.60%
Percent of Total Short Exposure	0.00%
C000238741 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Long Exposure	7.10%
Percent of Total Short Exposure	(1.70%)
C000238741 | SectorHealth care
Holdings [Line Items]
Percent of Total Long Exposure	9.20%
Percent of Total Short Exposure	(20.50%)
C000238741 | SectorCommunication services
Holdings [Line Items]
Percent of Total Long Exposure	12.20%
Percent of Total Short Exposure	(5.30%)
C000238741 | SectorEnergy
Holdings [Line Items]
Percent of Total Long Exposure	2.60%
Percent of Total Short Exposure	(6.30%)
C000238741 | SectorMaterials
Holdings [Line Items]
Percent of Total Long Exposure	5.20%
Percent of Total Short Exposure	(15.70%)
C000238741 | United States
Holdings [Line Items]
Percent of Total Long Exposure	64.50%
Percent of Total Short Exposure	(54.20%)
C000238741 | Japan
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	(4.80%)
C000238741 | Canada
Holdings [Line Items]
Percent of Total Long Exposure	4.70%
Percent of Total Short Exposure	(7.00%)
C000238741 | France
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	(5.20%)
C000238741 | Sweden
Holdings [Line Items]
Percent of Total Long Exposure	3.50%
Percent of Total Short Exposure	(5.30%)
C000238741 | Hong Kong
Holdings [Line Items]
Percent of Total Long Exposure	2.80%
Percent of Total Short Exposure	0.00%
C000238741 | Germany
Holdings [Line Items]
Percent of Total Long Exposure	2.60%
Percent of Total Short Exposure	(3.90%)
C000238741 | United Kingdom
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	(4.00%)
C000238741 | Australia
Holdings [Line Items]
Percent of Total Long Exposure	1.80%
Percent of Total Short Exposure	(6.20%)
C000238741 | Spain
Holdings [Line Items]
Percent of Total Long Exposure	1.70%
Percent of Total Short Exposure	(4.10%)
C000238741 | Switzerland
Holdings [Line Items]
Percent of Total Long Exposure	1.60%
Percent of Total Short Exposure	0.00%
C000238741 | Netherlands
Holdings [Line Items]
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	(1.30%)
C000238741 | Denmark
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	(0.80%)
C000238741 | Italy
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000238741 | Bermuda
Holdings [Line Items]
Percent of Total Long Exposure	0.20%
Percent of Total Short Exposure	0.00%
C000238741 | Norway
Holdings [Line Items]
Percent of Total Long Exposure	0.10%
Percent of Total Short Exposure	0.00%
C000238741 | Austria
Holdings [Line Items]
Percent of Total Long Exposure	0.10%
Percent of Total Short Exposure	0.00%
C000238741 | Finland
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	(3.20%)
C000238740 | Sartorius Stedim Biotech
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000238740 | Cellnex Telecom SA
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000238740 | Boeing Co.
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000238740 | Ashtead Group PLC
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000238740 | Toast, Inc.
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000238740 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000238740 | Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238740 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238740 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238740 | PACCAR, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238740 | Allstate Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000238740 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000238740 | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000238740 | Osaka Gas Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000238740 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000238740 | SectorFinancials
Holdings [Line Items]
Percent of Total Long Exposure	15.80%
Percent of Total Short Exposure	(10.70%)
C000238740 | SectorInformation technology
Holdings [Line Items]
Percent of Total Long Exposure	15.70%
Percent of Total Short Exposure	(11.80%)
C000238740 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Long Exposure	4.10%
Percent of Total Short Exposure	(5.90%)
C000238740 | SectorReal estate
Holdings [Line Items]
Percent of Total Long Exposure	3.50%
Percent of Total Short Exposure	(3.60%)
C000238740 | SectorIndustrials
Holdings [Line Items]
Percent of Total Long Exposure	18.00%
Percent of Total Short Exposure	(18.50%)
C000238740 | SectorUtilities
Holdings [Line Items]
Percent of Total Long Exposure	6.60%
Percent of Total Short Exposure	0.00%
C000238740 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Long Exposure	7.10%
Percent of Total Short Exposure	(1.70%)
C000238740 | SectorHealth care
Holdings [Line Items]
Percent of Total Long Exposure	9.20%
Percent of Total Short Exposure	(20.50%)
C000238740 | SectorCommunication services
Holdings [Line Items]
Percent of Total Long Exposure	12.20%
Percent of Total Short Exposure	(5.30%)
C000238740 | SectorEnergy
Holdings [Line Items]
Percent of Total Long Exposure	2.60%
Percent of Total Short Exposure	(6.30%)
C000238740 | SectorMaterials
Holdings [Line Items]
Percent of Total Long Exposure	5.20%
Percent of Total Short Exposure	(15.70%)
C000238740 | United States
Holdings [Line Items]
Percent of Total Long Exposure	64.50%
Percent of Total Short Exposure	(54.20%)
C000238740 | Japan
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	(4.80%)
C000238740 | Canada
Holdings [Line Items]
Percent of Total Long Exposure	4.70%
Percent of Total Short Exposure	(7.00%)
C000238740 | France
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	(5.20%)
C000238740 | Sweden
Holdings [Line Items]
Percent of Total Long Exposure	3.50%
Percent of Total Short Exposure	(5.30%)
C000238740 | Hong Kong
Holdings [Line Items]
Percent of Total Long Exposure	2.80%
Percent of Total Short Exposure	0.00%
C000238740 | Germany
Holdings [Line Items]
Percent of Total Long Exposure	2.60%
Percent of Total Short Exposure	(3.90%)
C000238740 | United Kingdom
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	(4.00%)
C000238740 | Australia
Holdings [Line Items]
Percent of Total Long Exposure	1.80%
Percent of Total Short Exposure	(6.20%)
C000238740 | Spain
Holdings [Line Items]
Percent of Total Long Exposure	1.70%
Percent of Total Short Exposure	(4.10%)
C000238740 | Switzerland
Holdings [Line Items]
Percent of Total Long Exposure	1.60%
Percent of Total Short Exposure	0.00%
C000238740 | Netherlands
Holdings [Line Items]
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	(1.30%)
C000238740 | Denmark
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	(0.80%)
C000238740 | Italy
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000238740 | Bermuda
Holdings [Line Items]
Percent of Total Long Exposure	0.20%
Percent of Total Short Exposure	0.00%
C000238740 | Norway
Holdings [Line Items]
Percent of Total Long Exposure	0.10%
Percent of Total Short Exposure	0.00%
C000238740 | Austria
Holdings [Line Items]
Percent of Total Long Exposure	0.10%
Percent of Total Short Exposure	0.00%
C000238740 | Finland
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	(3.20%)
C000238739 | Sartorius Stedim Biotech
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000238739 | Cellnex Telecom SA
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000238739 | Boeing Co.
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000238739 | Ashtead Group PLC
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000238739 | Toast, Inc.
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000238739 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000238739 | Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238739 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238739 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238739 | PACCAR, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238739 | Allstate Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000238739 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000238739 | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000238739 | Osaka Gas Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000238739 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000238739 | SectorFinancials
Holdings [Line Items]
Percent of Total Long Exposure	15.80%
Percent of Total Short Exposure	(10.70%)
C000238739 | SectorInformation technology
Holdings [Line Items]
Percent of Total Long Exposure	15.70%
Percent of Total Short Exposure	(11.80%)
C000238739 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Long Exposure	4.10%
Percent of Total Short Exposure	(5.90%)
C000238739 | SectorReal estate
Holdings [Line Items]
Percent of Total Long Exposure	3.50%
Percent of Total Short Exposure	(3.60%)
C000238739 | SectorIndustrials
Holdings [Line Items]
Percent of Total Long Exposure	18.00%
Percent of Total Short Exposure	(18.50%)
C000238739 | SectorUtilities
Holdings [Line Items]
Percent of Total Long Exposure	6.60%
Percent of Total Short Exposure	0.00%
C000238739 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Long Exposure	7.10%
Percent of Total Short Exposure	(1.70%)
C000238739 | SectorHealth care
Holdings [Line Items]
Percent of Total Long Exposure	9.20%
Percent of Total Short Exposure	(20.50%)
C000238739 | SectorCommunication services
Holdings [Line Items]
Percent of Total Long Exposure	12.20%
Percent of Total Short Exposure	(5.30%)
C000238739 | SectorEnergy
Holdings [Line Items]
Percent of Total Long Exposure	2.60%
Percent of Total Short Exposure	(6.30%)
C000238739 | SectorMaterials
Holdings [Line Items]
Percent of Total Long Exposure	5.20%
Percent of Total Short Exposure	(15.70%)
C000238739 | United States
Holdings [Line Items]
Percent of Total Long Exposure	64.50%
Percent of Total Short Exposure	(54.20%)
C000238739 | Japan
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	(4.80%)
C000238739 | Canada
Holdings [Line Items]
Percent of Total Long Exposure	4.70%
Percent of Total Short Exposure	(7.00%)
C000238739 | France
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	(5.20%)
C000238739 | Sweden
Holdings [Line Items]
Percent of Total Long Exposure	3.50%
Percent of Total Short Exposure	(5.30%)
C000238739 | Hong Kong
Holdings [Line Items]
Percent of Total Long Exposure	2.80%
Percent of Total Short Exposure	0.00%
C000238739 | Germany
Holdings [Line Items]
Percent of Total Long Exposure	2.60%
Percent of Total Short Exposure	(3.90%)
C000238739 | United Kingdom
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	(4.00%)
C000238739 | Australia
Holdings [Line Items]
Percent of Total Long Exposure	1.80%
Percent of Total Short Exposure	(6.20%)
C000238739 | Spain
Holdings [Line Items]
Percent of Total Long Exposure	1.70%
Percent of Total Short Exposure	(4.10%)
C000238739 | Switzerland
Holdings [Line Items]
Percent of Total Long Exposure	1.60%
Percent of Total Short Exposure	0.00%
C000238739 | Netherlands
Holdings [Line Items]
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	(1.30%)
C000238739 | Denmark
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	(0.80%)
C000238739 | Italy
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000238739 | Bermuda
Holdings [Line Items]
Percent of Total Long Exposure	0.20%
Percent of Total Short Exposure	0.00%
C000238739 | Norway
Holdings [Line Items]
Percent of Total Long Exposure	0.10%
Percent of Total Short Exposure	0.00%
C000238739 | Austria
Holdings [Line Items]
Percent of Total Long Exposure	0.10%
Percent of Total Short Exposure	0.00%
C000238739 | Finland
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	(3.20%)
C000238742 | Sartorius Stedim Biotech
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000238742 | Cellnex Telecom SA
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000238742 | Boeing Co.
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000238742 | Ashtead Group PLC
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000238742 | Toast, Inc.
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000238742 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000238742 | Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238742 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238742 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238742 | PACCAR, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238742 | Allstate Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000238742 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000238742 | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000238742 | Osaka Gas Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000238742 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000238742 | SectorFinancials
Holdings [Line Items]
Percent of Total Long Exposure	15.80%
Percent of Total Short Exposure	(10.70%)
C000238742 | SectorInformation technology
Holdings [Line Items]
Percent of Total Long Exposure	15.70%
Percent of Total Short Exposure	(11.80%)
C000238742 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Long Exposure	4.10%
Percent of Total Short Exposure	(5.90%)
C000238742 | SectorReal estate
Holdings [Line Items]
Percent of Total Long Exposure	3.50%
Percent of Total Short Exposure	(3.60%)
C000238742 | SectorIndustrials
Holdings [Line Items]
Percent of Total Long Exposure	18.00%
Percent of Total Short Exposure	(18.50%)
C000238742 | SectorUtilities
Holdings [Line Items]
Percent of Total Long Exposure	6.60%
Percent of Total Short Exposure	0.00%
C000238742 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Long Exposure	7.10%
Percent of Total Short Exposure	(1.70%)
C000238742 | SectorHealth care
Holdings [Line Items]
Percent of Total Long Exposure	9.20%
Percent of Total Short Exposure	(20.50%)
C000238742 | SectorCommunication services
Holdings [Line Items]
Percent of Total Long Exposure	12.20%
Percent of Total Short Exposure	(5.30%)
C000238742 | SectorEnergy
Holdings [Line Items]
Percent of Total Long Exposure	2.60%
Percent of Total Short Exposure	(6.30%)
C000238742 | SectorMaterials
Holdings [Line Items]
Percent of Total Long Exposure	5.20%
Percent of Total Short Exposure	(15.70%)
C000238742 | United States
Holdings [Line Items]
Percent of Total Long Exposure	64.50%
Percent of Total Short Exposure	(54.20%)
C000238742 | Japan
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	(4.80%)
C000238742 | Canada
Holdings [Line Items]
Percent of Total Long Exposure	4.70%
Percent of Total Short Exposure	(7.00%)
C000238742 | France
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	(5.20%)
C000238742 | Sweden
Holdings [Line Items]
Percent of Total Long Exposure	3.50%
Percent of Total Short Exposure	(5.30%)
C000238742 | Hong Kong
Holdings [Line Items]
Percent of Total Long Exposure	2.80%
Percent of Total Short Exposure	0.00%
C000238742 | Germany
Holdings [Line Items]
Percent of Total Long Exposure	2.60%
Percent of Total Short Exposure	(3.90%)
C000238742 | United Kingdom
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	(4.00%)
C000238742 | Australia
Holdings [Line Items]
Percent of Total Long Exposure	1.80%
Percent of Total Short Exposure	(6.20%)
C000238742 | Spain
Holdings [Line Items]
Percent of Total Long Exposure	1.70%
Percent of Total Short Exposure	(4.10%)
C000238742 | Switzerland
Holdings [Line Items]
Percent of Total Long Exposure	1.60%
Percent of Total Short Exposure	0.00%
C000238742 | Netherlands
Holdings [Line Items]
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	(1.30%)
C000238742 | Denmark
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	(0.80%)
C000238742 | Italy
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000238742 | Bermuda
Holdings [Line Items]
Percent of Total Long Exposure	0.20%
Percent of Total Short Exposure	0.00%
C000238742 | Norway
Holdings [Line Items]
Percent of Total Long Exposure	0.10%
Percent of Total Short Exposure	0.00%
C000238742 | Austria
Holdings [Line Items]
Percent of Total Long Exposure	0.10%
Percent of Total Short Exposure	0.00%
C000238742 | Finland
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	(3.20%)
C000089270 | FR_484628904
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000089270 | FR_026349902
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000089270 | FR_071887004
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000089270 | FR_708842901
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000089270 | FR_B1XH02900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000089270 | FR_710306903
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000089270 | FR_406141903
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000089270 | FR_572797900
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000089270 | FR_BZ5739900
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000089270 | FR_098952906
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000089270 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	18.70%
C000089270 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	11.60%
C000089270 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.30%
C000089270 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	19.60%
C000089270 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.90%
C000089270 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	10.30%
C000089270 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	11.60%
C000089270 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	3.90%
C000089270 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.00%
C000089270 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.10%
C000163720 | FR_484628904
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000163720 | FR_026349902
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000163720 | FR_071887004
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000163720 | FR_708842901
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000163720 | FR_B1XH02900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000163720 | FR_710306903
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000163720 | FR_406141903
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000163720 | FR_572797900
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000163720 | FR_BZ5739900
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000163720 | FR_098952906
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000163720 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	18.70%
C000163720 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	11.60%
C000163720 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.30%
C000163720 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	19.60%
C000163720 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.90%
C000163720 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	10.30%
C000163720 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	11.60%
C000163720 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	3.90%
C000163720 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.00%
C000163720 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.10%
C000019903 | FR_484628904
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000019903 | FR_026349902
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019903 | FR_071887004
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019903 | FR_708842901
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000019903 | FR_B1XH02900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000019903 | FR_710306903
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000019903 | FR_406141903
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000019903 | FR_572797900
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000019903 | FR_BZ5739900
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000019903 | FR_098952906
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000019903 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	18.70%
C000019903 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	11.60%
C000019903 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.30%
C000019903 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	19.60%
C000019903 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.90%
C000019903 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	10.30%
C000019903 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	11.60%
C000019903 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	3.90%
C000019903 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.00%
C000019903 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.10%
C000019901 | FR_484628904
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000019901 | FR_026349902
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019901 | FR_071887004
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019901 | FR_708842901
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000019901 | FR_B1XH02900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000019901 | FR_710306903
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000019901 | FR_406141903
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000019901 | FR_572797900
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000019901 | FR_BZ5739900
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000019901 | FR_098952906
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000019901 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	18.70%
C000019901 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	11.60%
C000019901 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.30%
C000019901 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	19.60%
C000019901 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.90%
C000019901 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	10.30%
C000019901 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	11.60%
C000019901 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	3.90%
C000019901 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.00%
C000019901 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.10%
C000019904 | FR_484628904
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000019904 | FR_026349902
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019904 | FR_071887004
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019904 | FR_708842901
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000019904 | FR_B1XH02900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000019904 | FR_710306903
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000019904 | FR_406141903
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000019904 | FR_572797900
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000019904 | FR_BZ5739900
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000019904 | FR_098952906
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000019904 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	18.70%
C000019904 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	11.60%
C000019904 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.30%
C000019904 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	19.60%
C000019904 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.90%
C000019904 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	10.30%
C000019904 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	11.60%
C000019904 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	3.90%
C000019904 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.00%
C000019904 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.10%
C000092815 | FR_45768S105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000092815 | FR_67000B104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000092815 | FR_374689107
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000092815 | FR_466032109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000092815 | FR_033086000
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000092815 | FR_560891905
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000092815 | FR_410867105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000092815 | FR_84790A105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000092815 | FR_563828904
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000092815 | FR_104674106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000092815 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	7.60%
C000092815 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	20.10%
C000092815 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	4.90%
C000092815 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	3.90%
C000092815 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	29.00%
C000092815 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	11.00%
C000092815 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	8.10%
C000092815 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	1.00%
C000092815 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.70%
C000092815 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	11.70%
C000089509 | FR_45768S105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089509 | FR_67000B104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000089509 | FR_374689107
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000089509 | FR_466032109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000089509 | FR_033086000
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089509 | FR_560891905
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000089509 | FR_410867105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000089509 | FR_84790A105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000089509 | FR_563828904
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089509 | FR_104674106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000089509 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	7.60%
C000089509 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	20.10%
C000089509 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	4.90%
C000089509 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	3.90%
C000089509 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	29.00%
C000089509 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	11.00%
C000089509 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	8.10%
C000089509 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	1.00%
C000089509 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.70%
C000089509 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	11.70%
C000089507 | FR_45768S105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089507 | FR_67000B104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000089507 | FR_374689107
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000089507 | FR_466032109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000089507 | FR_033086000
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089507 | FR_560891905
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000089507 | FR_410867105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000089507 | FR_84790A105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000089507 | FR_563828904
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089507 | FR_104674106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000089507 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	7.60%
C000089507 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	20.10%
C000089507 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	4.90%
C000089507 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	3.90%
C000089507 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	29.00%
C000089507 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	11.00%
C000089507 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	8.10%
C000089507 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	1.00%
C000089507 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.70%
C000089507 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	11.70%
C000089510 | FR_45768S105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089510 | FR_67000B104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000089510 | FR_374689107
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000089510 | FR_466032109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000089510 | FR_033086000
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089510 | FR_560891905
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000089510 | FR_410867105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000089510 | FR_84790A105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000089510 | FR_563828904
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089510 | FR_104674106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000089510 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	7.60%
C000089510 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	20.10%
C000089510 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	4.90%
C000089510 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	3.90%
C000089510 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	29.00%
C000089510 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	11.00%
C000089510 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	8.10%
C000089510 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	1.00%
C000089510 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.70%
C000089510 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	11.70%
C000211792 | FR_033086000
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000211792 | FR_560891905
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211792 | FR_563828904
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211792 | FR_657635009
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000211792 | FR_739721959
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000211792 | FR_BP92CJ907
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000211792 | FR_74167P959
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000211792 | FR_578220907
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211792 | FR_625569900
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000211792 | FR_652777905
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000211792 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.30%
C000211792 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	12.90%
C000211792 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	8.20%
C000211792 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	5.90%
C000211792 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	30.10%
C000211792 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	13.80%
C000211792 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	3.80%
C000211792 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	0.70%
C000211792 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.80%
C000211792 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	12.10%
C000211792 | SectorOther
Holdings [Line Items]
Percent of Total Investments	0.40%
C000211793 | FR_033086000
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000211793 | FR_560891905
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211793 | FR_563828904
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211793 | FR_657635009
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000211793 | FR_739721959
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000211793 | FR_BP92CJ907
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000211793 | FR_74167P959
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000211793 | FR_578220907
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211793 | FR_625569900
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000211793 | FR_652777905
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000211793 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.30%
C000211793 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	12.90%
C000211793 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	8.20%
C000211793 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	5.90%
C000211793 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	30.10%
C000211793 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	13.80%
C000211793 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	3.80%
C000211793 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	0.70%
C000211793 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.80%
C000211793 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	12.10%
C000211793 | SectorOther
Holdings [Line Items]
Percent of Total Investments	0.40%
C000237503 | FR_033086000
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000237503 | FR_560891905
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237503 | FR_563828904
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000237503 | FR_657635009
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000237503 | FR_739721959
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000237503 | FR_BP92CJ907
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000237503 | FR_74167P959
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000237503 | FR_578220907
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237503 | FR_625569900
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000237503 | FR_652777905
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000237503 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.30%
C000237503 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	12.90%
C000237503 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	8.20%
C000237503 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	5.90%
C000237503 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	30.10%
C000237503 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	13.80%
C000237503 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	3.80%
C000237503 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	0.70%
C000237503 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.80%
C000237503 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	12.10%
C000237503 | SectorOther
Holdings [Line Items]
Percent of Total Investments	0.40%
C000237502 | FR_033086000
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000237502 | FR_560891905
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237502 | FR_563828904
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000237502 | FR_657635009
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000237502 | FR_739721959
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000237502 | FR_BP92CJ907
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000237502 | FR_74167P959
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000237502 | FR_578220907
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237502 | FR_625569900
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000237502 | FR_652777905
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000237502 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.30%
C000237502 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	12.90%
C000237502 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	8.20%
C000237502 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	5.90%
C000237502 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	30.10%
C000237502 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	13.80%
C000237502 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	3.80%
C000237502 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	0.70%
C000237502 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.80%
C000237502 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	12.10%
C000237502 | SectorOther
Holdings [Line Items]
Percent of Total Investments	0.40%